INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of intangible assets

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2023	22,832	1,042	23,874
Additions	2,915	359	3,274
Disposals/Retirements	—	—	—
Foreign exchange differences	(17)	(28)	(46)
12/31/2023	25,729	1,372	27,102
Accumulated amortization/write downs
1/1/2023	7,495	552	8,046
Amortization	3,975	158	4,133
Disposals/Retirements	—	—	—
Foreign exchange differences	(17)	(26)	(44)
12/31/2023	11,452	684	12,136
Carrying amount:
1/1/2023	15,337	490	15,828
12/31/2023	14,278	689	14,966

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2022	22,968	6,461	29,429
Additions	3,219	389	3,607
Disposals/Retirements	(3,355)	(5,807)	(9,162)
Foreign exchange differences	—	(1)	(1)
12/31/2022	22,832	1,042	23,874
Accumulated amortization/write downs
1/1/2022	7,174	6,280	13,454
Amortization	3,529	80	3,609
Disposals/Retirements	(3,208)	(5,807)	(9,015)
Foreign exchange differences	—	(2)	(2)
12/31/2022	7,495	552	8,046
Carrying amount:
1/1/2022	15,794	181	15,976
12/31/2022	15,337	490	15,828